COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 are as follows:

Twelve Months Ending December 31:
2012	$1.3
2013	1.1
2014	1.0
2015	0.7
2016 and forward	0.6
Total	$4.7

Take or pay arrangements
Long-term obligation
Schedule of long-term purchase obligations

Twelve Months Ending December 31:
2012	242.2
2013	229.0
2014	175.3
2015	199.3
Thereafter	537.6
Total	$1,383.4

Other long-term supply agreements
Long-term obligation
Schedule of long-term purchase obligations

Twelve Months Ending December 31:
2012	311.1
2013	485.7
2014	269.9
Thereafter	2,019.5
Total	$3,086.2